Schedule of Investments(a)
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.70%
Aerospace & Defense–3.14%
Boeing Co. (The)(b)	174,609	$41,705,360
Howmet Aerospace, Inc.	703,110	35,957,045
RTX Corp.	237,679	20,899,114
		98,561,519
Agricultural & Farm Machinery–1.28%
Deere & Co.	93,522	40,177,051
Air Freight & Logistics–1.37%
United Parcel Service, Inc., Class B	229,528	42,951,575
Apparel, Accessories & Luxury Goods–0.39%
LVMH Moet Hennessy Louis Vuitton SE (France)	13,185	12,309,204
Application Software–3.04%
Manhattan Associates, Inc.(b)	175,005	33,359,453
Synopsys, Inc.(b)	70,555	31,876,749
Tyler Technologies, Inc.(b)	76,182	30,216,067
		95,452,269
Asset Management & Custody Banks–0.76%
BlackRock, Inc.	32,238	23,819,046
Automobile Manufacturers–0.67%
Tesla, Inc.(b)	78,383	20,961,966
Automotive Parts & Equipment–1.30%
Aptiv PLC(b)(c)	373,454	40,889,478
Automotive Retail–0.66%
O’Reilly Automotive, Inc., Class R(b)	22,316	20,659,930
Biotechnology–1.19%
Gilead Sciences, Inc.	489,998	37,308,448
Broadline Retail–4.36%
Amazon.com, Inc.(b)	1,024,830	136,999,274
Communications Equipment–1.30%
Motorola Solutions, Inc.	142,641	40,885,190
Construction Materials–0.95%
Vulcan Materials Co.	134,897	29,744,788
Consumer Finance–1.35%
American Express Co.	250,502	42,304,778
Consumer Staples Merchandise Retail–1.06%
Walmart, Inc.	208,208	33,284,131
Distillers & Vintners–1.71%
Constellation Brands, Inc., Class A	197,495	53,876,636
Distributors–0.93%
LKQ Corp.	536,220	29,379,494
Diversified Banks–2.37%
JPMorgan Chase & Co.	470,990	74,397,580
Shares		Value
Diversified Financial Services–1.03%
Equitable Holdings, Inc.	1,128,223	$32,368,718
Electric Utilities–1.08%
American Electric Power Co., Inc.	399,897	33,887,272
Electrical Components & Equipment–0.59%
Hubbell, Inc.	59,166	18,459,792
Environmental & Facilities Services–1.08%
Republic Services, Inc.	224,871	33,980,257
Fertilizers & Agricultural Chemicals–1.02%
Mosaic Co. (The)	785,447	32,014,820
Financial Exchanges & Data–1.07%
Cboe Global Markets, Inc.	240,263	33,559,936
Food Distributors–0.51%
Sysco Corp.	212,016	16,178,941
Health Care Equipment–2.91%
Baxter International, Inc.	511,842	23,150,614
Boston Scientific Corp.(b)	544,935	28,254,880
Zimmer Biomet Holdings, Inc.	290,970	40,197,505
		91,602,999
Health Care Facilities–1.27%
HCA Healthcare, Inc.	146,371	39,931,472
Home Improvement Retail–1.23%
Lowe’s Cos., Inc.	165,714	38,821,819
Hotels, Resorts & Cruise Lines–0.93%
Airbnb, Inc., Class A(b)	192,067	29,230,677
Household Products–2.09%
Procter & Gamble Co. (The)	420,389	65,706,801
Industrial Conglomerates–1.06%
Honeywell International, Inc.	171,724	33,336,780
Industrial Machinery & Supplies & Components–0.89%
Otis Worldwide Corp.	307,142	27,937,636
Industrial REITs–1.68%
Prologis, Inc.	422,533	52,710,992
Insurance Brokers–1.35%
Arthur J. Gallagher & Co.	197,952	42,520,090
Integrated Oil & Gas–2.24%
Chevron Corp.	430,131	70,395,239
Integrated Telecommunication Services–0.96%
Deutsche Telekom AG (Germany)	1,381,876	30,145,473
Interactive Home Entertainment–1.10%
Electronic Arts, Inc.	253,355	34,544,954
Interactive Media & Services–5.34%
Alphabet, Inc., Class A(b)	644,543	85,543,747

See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Shares		Value
Interactive Media & Services–(continued)
Meta Platforms, Inc., Class A(b)	258,370	$82,316,682
		167,860,429
Investment Banking & Brokerage–2.15%
Charles Schwab Corp. (The)	660,366	43,650,193
Raymond James Financial, Inc.(c)	218,736	24,076,271
		67,726,464
IT Consulting & Other Services–1.17%
Accenture PLC, Class A	116,268	36,781,382
Life Sciences Tools & Services–1.04%
Danaher Corp.	127,858	32,611,461
Managed Health Care–2.00%
UnitedHealth Group, Inc.	124,317	62,950,399
Multi-line Insurance–1.06%
Hartford Financial Services Group, Inc. (The)	464,648	33,398,898
Multi-Utilities–1.13%
WEC Energy Group, Inc.	396,481	35,627,783
Oil & Gas Exploration & Production–0.97%
APA Corp.	756,653	30,636,880
Oil & Gas Storage & Transportation–0.94%
Cheniere Energy, Inc.	181,774	29,421,940
Other Specialty Retail–0.43%
Bath & Body Works, Inc.	367,080	13,603,985
Pharmaceuticals–4.54%
AstraZeneca PLC, ADR (United Kingdom)	446,284	31,998,563
Eli Lilly and Co.	96,132	43,696,800
Johnson & Johnson	217,809	36,489,542
Pfizer, Inc.	849,119	30,619,231
		142,804,136
Regional Banks–0.73%
M&T Bank Corp.	164,238	22,970,327
Research & Consulting Services–0.54%
Equifax, Inc.(c)	82,962	16,930,885
Restaurants–0.59%
Starbucks Corp.	182,434	18,529,821
Retail REITs–0.42%
Kimco Realty Corp.	650,784	13,184,884
Semiconductor Materials & Equipment–0.95%
ASML Holding N.V., New York Shares (Netherlands)	41,786	29,935,908
Shares		Value
Semiconductors–4.51%
Advanced Micro Devices, Inc.(b)	183,251	$20,963,914
NVIDIA Corp.	258,797	120,933,250
		141,897,164
Soft Drinks & Non-alcoholic Beverages–1.75%
PepsiCo, Inc.	293,297	54,981,456
Specialty Chemicals–0.75%
PPG Industries, Inc.	163,262	23,493,402
Systems Software–7.68%
Microsoft Corp.	718,764	241,447,203
Technology Hardware, Storage & Peripherals–5.37%
Apple, Inc.	858,577	168,667,452
Transaction & Payment Processing Services–2.72%
Fiserv, Inc.(b)	245,580	30,994,652
Visa, Inc., Class A(c)	228,861	54,407,125
		85,401,777
Total Common Stocks & Other Equity Interests (Cost $2,301,231,434)		3,102,161,061
Money Market Funds–1.42%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e)	15,551,390	15,551,390
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(d)(e)	11,128,062	11,129,174
Invesco Treasury Portfolio, Institutional Class, 5.18%(d)(e)	17,773,017	17,773,017
Total Money Market Funds (Cost $44,452,811)		44,453,581
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $2,345,684,245)		3,146,614,642
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.70%
Invesco Private Government Fund, 5.24%(d)(e)(f)	23,687,222	23,687,222
Invesco Private Prime Fund, 5.38%(d)(e)(f)	61,298,785	61,298,785
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $84,983,009)		84,986,007
TOTAL INVESTMENTS IN SECURITIES–102.82% (Cost $2,430,667,254)		3,231,600,649
OTHER ASSETS LESS LIABILITIES—(2.82)%		(88,671,169)
NET ASSETS–100.00%		$3,142,929,480
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$25,073,021	$146,804,207	$(156,325,838)	$-	$-	$15,551,390	$414,861
Invesco Liquid Assets Portfolio, Institutional Class	17,933,182	104,860,148	(111,661,314)	(1,610)	(1,232)	11,129,174	304,045
Invesco Treasury Portfolio, Institutional Class	28,654,881	167,776,236	(178,658,100)	-	-	17,773,017	473,426
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,095,917	204,913,080	(201,321,775)	-	-	23,687,222	848,613*
Invesco Private Prime Fund	50,062,457	433,101,210	(421,849,249)	(1,521)	(14,112)	61,298,785	2,263,612*
Total	$141,819,458	$1,057,454,881	$(1,069,816,276)	$(3,131)	$(15,344)	$129,439,588	$4,304,557

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,059,706,384	$42,454,677	$—	$3,102,161,061
Money Market Funds	44,453,581	84,986,007	—	129,439,588
Total Investments	$3,104,159,965	$127,440,684	$—	$3,231,600,649
Invesco Charter Fund